Unaudited Condensed Statements of Changes in Stockholders’ Deficit (Parentheticals) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Issuance of D-3 preferred stock, per share (in Dollars per share)			$ 33
Issuance of D-3 preferred stock, per share (in Dollars per share)			$ 40
Archimedes Tech SPAC Partners Co.
Sale of through IPO	12,000,000	12,000,000
Sale of over-allotment	1,300,000	1,300,000
Sale of private placement	416,000	416,000